Segment information (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Los Parlamentos Block (Argentina) [Member]
Disclosure of Segment information [Line Items]
Working interest transfer	$ (7,023,000)	$ 7,023,000
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage		89.00%	82.00%	93.00%
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage		0.00%	7.00%	3.00%
Provision for investment commitments		$ 9,742,000
Ecuador [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage		11.00%	11.00%	4.00%